STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The summary of option activity for the six months ended September 30, 2022, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2020	253,387	$20.40	8.82
Granted	102,166	22.65
Forfeited	(112,166)	20.40
Outstanding at December 31, 2021	243,387	$18.60	8.34	$1,951,117
Granted	26,664	33.00	9.69	-
Forfeited	(8,333)	18.75	8.08	81,250
Outstanding at September 30, 2022	261,718	20.00	7.79	2,344,489
Exercisable at September 30, 2022	203,371	$17.55	7.35	$2,256,558

The summary of option activity for the years ended December 31, 2021 and 2020 was as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2019	180,991	$22.50	9.48
Granted	89,333	18.75
Exercised	(16,937)	15.30
Outstanding at December 31, 2020	253,387	$20.40	8.82
Granted	102,166	22.65
Forfeited	(112,166)	20.40
Outstanding at December 31, 2021	243,387	$18.60	8.34	$1,951,117
Exercisable at December 31, 2021	159,958	$16.05	7.70	$1,685,099

SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

As of September 30, 2022, the Company had the following options outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$15.15	132,391	132,391	6.68	$1,767,489
18.75	35,998	34,981	8.41	351,000
20.55	13,333	13,333	7.88	106,000
26.25	53,332	18,666	9.16	120,000
33.00	26,664	4,000	9.69	-
$19.95	261,718	203,371	7.79	$2,344,489

As of December 31, 2021, the Company had the following options issued and outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$15.15	132,388	132,398	7.43	$1,509,317
18.75	44,333	14,228	9.09	110,983
20.55	13,333	10,666	8.63	64,000
26.25	53,333	2,666	9.84	800
$18.60	243,387	159,958	8.34	$1,951,117

SCHEDULE OF WARRANTS OUTSTANDING

	Number	Weighted Average Price
December 31, 2020	226,232	$69.45
Issued pursuant to Unit Purchase Agreement	568,074	33.75
Issued	15,330	20.85
December 31, 2021	809,636	$43.50
Issued pursuant to Unit Purchase Agreement	557,328	33.75
Issued	58,558	17.40
Exercised	(20,000)	0.15
Expired	(7,574)	45.00
September 30, 2022	1,397,948	$39.13

	Number	Weighted Average Price
December 30, 2019	7,574	$45.00
Issued on Somah acquisition	199,992	75.00
Issued	18,666	20.70
December 30, 2020	226,232	$69.45
Issued pursuant to Unit Purchase Agreement	568,074	33.75
Issued	15,330	20.85
December 31, 2021	809,636	$43.50

SCHEDULE OF SHARES BASED STOCK OPTION VALUATION ASSUMPTIONS
	2021	2020
Risk-free interest rate	1.09%	0.93%
Volatility	252.08%	241.88%
Exercise price	$22.65	$20.55
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Expected life (years)	6.38	10.00